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November 29, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Retirement Series Trust
                  RiverSource Retirement Plus 2010 Fund
                  RiverSource Retirement Plus 2015 Fund
                  RiverSource Retirement Plus 2020 Fund
                  RiverSource Retirement Plus 2025 Fund
                  RiverSource Retirement Plus 2030 Fund
                  RiverSource Retirement Plus 2035 Fund
                  RiverSource Retirement Plus 2040 Fund
                  RiverSource Retirement Plus 2045 Fund
           Post-Effective Amendment No. 2
           File Nos. 333-131683/811-21852
           Accession Number: 0001068800-06-001450

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 2 (Amendment). This Amendment was filed electronically on November 17, 2006.

If you have any questions regarding this filing, please contact either Katina
A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.